Quarterly Financial Data (Unaudited) (Detail) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 JPY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 JPY (¥)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Quarterly Financial Information [Line Items]
Net sales	$ 2,087,264	¥ 173,556,000	$ 2,148,635	¥ 178,659,000	$ 2,015,021	¥ 167,549,000	$ 2,029,657	¥ 168,766,000	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000
Income from continuing operations before income taxes	218,942	18,205,000	237,054	19,711,000	246,590	20,504,000	253,818	21,105,000	956,404	79,525,000	75,183,000	47,270,000
Net income attributable to Nidec Corporation	$ 142,634	¥ 11,860,000	$ 161,864	¥ 13,459,000	$ 159,122	¥ 13,231,000	$ 165,761	¥ 13,783,000	$ 629,381	¥ 52,333,000	¥ 51,961,000	¥ 28,353,000
Net income attributable to Nidec Corporation per share:
Basic	$ 1.03	¥ 85.42	$ 1.16	¥ 96.52	$ 1.14	¥ 95.00	$ 1.19	¥ 98.95	$ 4.52	¥ 375.91	¥ 373.04	¥ 197.42
Diluted	$ 0.96	¥ 79.91	$ 1.09	¥ 90.32	$ 1.13	¥ 94.29	$ 1.19	¥ 98.95	$ 4.36	¥ 362.80	¥ 373.04	¥ 194.12